Revenue - Additional Information (Detail) - Seaspan [Member] - USD ($)	1 Months Ended
	Mar. 31, 2019	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Percentage of future minimum revenues utilization to be received		100.00%
Settlement payment received related to modification of time charters	$ 227,000,000